Business combination - Recognized amounts of assets acquired and liabilities assumed (Details) - EBR	Jun. 03, 2021 CAD ($)
Fair value at acquisition
Cash	$ 516,623
Trade and other receivables	7,998
Income tax receivable	9,963
Inventories	12,864
Prepaids	34,687
Advances to related parties	177,671
Other financial assets	7,685
Right-of-use asset	1,651,746
Property and equipment	417,554
Intangible assets	184,000
Deferred tax asset	18,467
Goodwill	8,656,700
Trade and other payables	111,602
Income tax payable	1,952
Contract liabilities	482,173
Other financial liabilities	242,060
Long-term debt, including current portion	66,204
Lease liability, including current portion	1,651,746
Deferred tax liability	119,950
Net assets acquired	$ 9,020,271